Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 9,332	$ 6,095
Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 29,463	$ 19,350
Distribution system [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 8,440	$ 5,371
Distribution system [Member] | Starry, Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 26,372	$ 16,676